SCHEDULE OF INCOME TAX NET OF REFUNDS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total	$ 2,681,286	$ 1,238,497	$ 734,001
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total
JAPAN
Effective Income Tax Rate Reconciliation [Line Items]
Total	342,990
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Total	2,362,347
Foreign Tax Jurisdiction, Other [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total	$ (24,051)